UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM 13F

                               FORM 13F Cover Page



            Report for the Calendar Year or Quarter Ended December 31, 2009

Check here if Amendment:           |_|; Amendment Number: ____

This Amendment (Check only one):   |_| is a restatement
                                   |_| adds new holding entries.

Institutional Manager Filing this Report:

Name:     Americus Capital Advisors, LLC

Address:  127 Post Road East
Westport, CT 06880



13F File Number: 028-12831

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.


Person Signing this Report on Behalf of Reporting Manager:

Name:   Paul Reiferson
Title:  Managing Principal
Phone:  (212)867-9766


Signature, Place and Date of Signing:


/s/ Paul Reiferson             New York, New York           February 16, 2010
-----------------------     --------------------------    ----------------------
     [Signature]                   [City, State]                   [Date]

Report Type:  (Check only one):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report).

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting managers(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)


List of Other Managers Reporting for this Manager: NONE

Form 13F SUMMARY PAGE


Report Summary:


Number of Other Included Managers:       0

Form 13F Information Table Entry Total:  16

Form 13F Information Table Value Total: $48,363
                                       (thousands)


List of Other Included Managers: None


COLUMN 1                       COLUMN 2        COLUMN 3  COLUMN 4       COLUMN 5         COLUMN 6    COLUMN 7       COLUMN 8

                                                          VALUE    SHRS OR   SH/  PUT/  INVESTMENT  OTHER       VOTING AUTHORITY
NAME OF ISSUER             TITLE OF CLASS      CUSIP     (X$1000)  PRN AMT   PRN  CALL  DISCRETION  MANAGER   SOLE   SHARED  NONE
ALLEGHENY ENERGY INC          COM             017361106   4,888    208,168   SH         SOLE        NONE        208,168
ALLEGHENY ENERGY INC          COM             017361106     183      7,800   SH   CALL  SOLE        NONE          7,800
ANNALY CAP MGMT INC           COM             035710409   3,643    209,957   SH         SOLE        NONE        209,957
ASSISTED LIVING CONCPT NEV N  CL A NEW        04544X300   2,308     87,512   SH         SOLE        NONE         87,512
BROADRIDGE FINL SOLUTIONS IN  COM             11133T103   3,641    161,413   SH         SOLE        NONE        161,413
CIT GROUP INC                 COM NEW         125581801   4,050    146,682   SH         SOLE        NONE        146,682
CAREFUSION CORP               COM             14170T101   3,458    138,251   SH         SOLE        NONE        138,251
DIRECTV                       COM CL A        25490A101   1,675     50,238   SH         SOLE        NONE         50,238
LIBERTY MEDIA CORP NEW        LIB STAR COM A  53071M708   3,597     77,952   SH         SOLE        NONE         77,952
MARKET VECTORS ETF TR         GOLD MINER ETF  57060U100   1,918     41,502   SH         SOLE        NONE         41,502
NABI BIOPHARMACEUTICALS       COM             629519109   2,701    551,306   SH         SOLE        NONE        551,306
RAMBUS INC DEL                COM             750917106     719     29,459   SH         SOLE        NONE         29,459
RAMBUS INC DEL                NOTE 2/0        750917AB2   8,883  8,500,000   PRN        SOLE        NONE      8,500,000
SPDR GOLD TRUST               GOLD SHS        78463V107   2,814     26,226   SH         SOLE        NONE         26,226
US BANCORP DEL                COM NEW         902973304   2,452    108,937   SH         SOLE        NONE        108,937
CHARDAN 2008 CHINA ACQST COR  SHS             G8977T101   1,433    160,057   SH         SOLE        NONE        160,057